(17) DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Debentures Tables Abstract
Schedule of debenture and interest on debenture
	At December 31, 2017	Raised	Repayment	Interest, inflation adjustment and mark to market	Exchange rates	At December 31, 2018
Category
Measured at cost - Floating rate
TJLP	495,408	-	(46,768)	37,539	(5,080)	481,099
CDI	7,446,556	4,163,000	(4,832,370)	592,746	(652,185)	6,717,747
IPCA	1,311,432	-	-	118,026	(62,030)	1,367,428
Total at cost	9,253,396	4,163,000	(4,879,138)	748,311	(719,295)	8,566,274

Borrowing costs (*)	(76,870)	(17,261)	-	34,334	-	(59,796)

Measured at fair value - Floating rate
IPCA	-	416,600	-	10,389	-	426,989
Mark to market	-	-	-	7,378	-	7,378
Total at fair value	-	416,600	-	17,767	-	434,367

Total	9,176,527	4,562,339	(4,879,138)	800,412	(719,295)	8,940,845
Current	1,703,073					917,352
Noncurrent	7,473,454					8,023,493

(*) In accordance with IFRS 9 this refers to borrowing costs directly attributable to the issuance of the respective debts.

Category	Annual Interest		December 31, 2018	December 31, 2017	Maturity range	Collateral
Measured at cost - Floating rate
TJLP	TJLP + 1%	(d)	481,099	495,408	2009 to 2029	Liens

CDI	(i) From 105.75% to 129.5% of CDI (ii) CDI + 0.27% to 1.90%	(a)	5,858,319	6,727,437	2015 to 2024	(i) CPFL Energia and CPFL-R guarantee (ii) Guarantee of CPFL Energia (iii) Fiduciary assignment of PCH Holding dividends
	From 107.75% to 114.50% of CDI	(a)	859,428	719,119	2018 to 2022	No guarantee

IPCA	IPCA + from 4.42% to 5.86%	(b) (c)	1,367,428	1,311,432	2019 to 2027	CPFL Energia guarantee

			8,566,274	9,253,396

	Borrowing costs (*)		(59,796)	(76,870)

Measured at fair value - Floating rate
IPCA	IPCA + 5.80%	(b)	426,989	-	2024 to 2026	CPFL Energia guarantee

	Mark to market		7,378	-

			434,367	-

	Total consolidated		8,940,845	9,176,526

Some debentures hold swaps converting IPCA variation to CDI variation. For further information about the considered rates, see note 33.
Effective rates:
(a) From 105.4% to 144.6% of CDI | CDI + from 0.75% to 4.76%
(b) IPCA + 4.42% to 6.31%
(c) From 101.74% to 103.3% of CDI
(d) TJLP + 3.48%

(*) In accordance with IFRS 9 this refers to borrowing costs directly attributable to the issuance of the respective debts.

Schedule of debentures maturities
2020	303,327
2021	3,578,382
2022	1,571,891
2023	1,055,538
2024	819,690
2025 to 2029	577,107
2030 to 2034	110,180
Total	8,016,115
Mark to market	7,378
Total	8,023,493

Schedule of debentures obtained
			R$ thousand
Category	Issue	Quantity issued	Released in 2018	Released net of fundraising costs
Floating rate
CDI
CPFL Paulista	9th issue	1,380,000	1,380,000	1,379,022
CPFL Piratininga	9th issue	215,000	215,000	214,739
CPFL Brasil	4th issue	115,000	115,000	114,848
CPFL Santa Cruz	2nd issue	190,000	190,000	189,737
RGE	9th issue	220,000	220,000	219,733
RGE Sul	6th issue	520,000	300,000	299,677
CPFL Geração	10th issue	190,000	190,000	189,838
CPFL Geração	11th issue	1,400,000	1,400,000	1,397,949
CPFL Renováveis	8th issue	153,000	153,000	151,245
IPCA
CPFL Piratininga	10th issue	197,000	197,000	191,767
RGE Sul	7th issue	219,600	219,600	213,784
			4,579,600	4,562,339